Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Business Combination Disclosure [Text Block]

2. BUSINESS COMBINATIONS

On April 30, 2022, (the “Acquisition Date”), the Company acquired certain assets and liabilities of Plateplus, Inc. (“Plateplus”), a wholly owned subsidiary of Metal One, Inc. (“Metal One” or “Seller”), whereby the Company acquired the real estate, buildings, equipment, inventory, and other assets of Plateplus’ East Chicago, IN and Granite City, IL facilities and certain steel inventory at Plateplus’ Loudon, TN and Houston, TX facilities (the “Transaction”). The East Chicago and Granite City facilities are steel coil processing facilities that produce the same type of products as the Company's facilities in Hickman, AR; Decatur, AL and  Sinton, TX. As a result of the Transaction, the Company expanded its footprint and distribution capabilities in the mid-western United States.

The Transaction resulted in the Company acquiring the assets noted above, for a total consideration of approximately $76.5 million, of which $71.7 million was cash consideration and $4.8 million related to 516,041 shares of the Company's common stock issued to the Seller. The fair value of the 516,041 shares issued was determined based on the closing market price of the Company’s common stock on April 29, 2022, the last trading day prior to the Acquisition Date. The Transaction was funded with net borrowings of approximately $71.9 million made under the Company's asset-based lending facility ("ABL Facility") provided by JPMorgan Chase Bank.

The Transaction was accounted for using the acquisition method of accounting, in accordance with Topic 805, Business Combinations, whereby the consideration transferred and the acquired identifiable assets and liabilities assumed are recorded at their respective fair values. The excess of the consideration transferred over the fair values of these identifiable net assets is recorded as goodwill. The Transaction resulted in no residual goodwill.

Fair value of assets acquired and liabilities assumed (in thousands)
Inventory	$77,546
Property, plant and equipment	18,022
Operating lease right-of-use asset	1,237
Accounts payable	(19,065)
Operating lease liability	(1,237)
Total	$76,503

In fiscal 2023, the Company recorded one-time transaction specific costs of approximately $1.2 million as a component of "Selling, general and administrative" expenses on the consolidated statement of operations. Information about the debt issuance costs associated with the acquisition financing is provided in Note 4.